Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities [Abstract]
Accrued Liabilities
Accrued liabilities at consists of:

	December 31, 2020	December 31, 2019
Accrued payroll and related items	$9,459	$5,267
Customer returns and allowances	5,259	6,160
Taxes payable	4,326	705
Lease liabilities	3,228	2,218
Accrued interest	2,096	1,909
Other	10,857	10,261
Total	$35,225	$26,520